Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Short-Term Investments

Available-for-sale securities at December 31, 2012 consist of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2012—
Corporate debt securities	$21,525	$10	$—	$21,535
Treasury money market funds	8,524	—	—	8,524

	$30,049	$10	$—	$30,059

Amortized Cost and Estimated Fair Value of Investments in Debt Securities Excluding Money Market Funds

The amortized cost and estimated fair value of investments in debt securities, which excludes money market funds, at December 31, 2012, by contractual maturity, were as follows:

	December 31, 2012
	Cost	Estimated Fair Value
Maturing in one year or less	$21,525	$21,535

Maturing in more than one year	$—	$—